Shareholders' Deficit (Narrative) (Details) - $ / shares	1 Months Ended		12 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Feb. 22, 2021
Preference Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued			500,874,000	500,874,000
Decarbonization Plus Acquisition Corporation IV [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized			5,000,000	5,000,000
Par value per share			$ 0.0001	$ 0.0001
Number of shares issued			0	0
Number of shares outstanding			0	0
Decarbonization Plus Acquisition Corporation IV [Member] | Preference Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized			5,000,000	5,000,000
Par value per share			$ 0.0001	$ 0.0001
Decarbonization Plus Acquisition Corporation IV [Member] | Class A Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized			500,000,000	500,000,000
Par value per share			$ 0.0001	$ 0.0001
Temporary equity, issued			31,625,000	31,625,000	0
Number of shares issued			0	0
Number of shares outstanding			0	0
Decarbonization Plus Acquisition Corporation IV [Member] | Class B Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized			50,000,000	50,000,000
Par value per share			$ 0.0001	$ 0.0001
Number of shares issued			7,906,250	7,906,250
Number of shares outstanding			7,906,250	7,906,250	0
Decarbonization Plus Acquisition Corporation IV [Member] | Sponsor [Member]
Disclosure of classes of share capital [line items]
Number of shares surrendered	718,750
Number of shares forfeited			1,031,250
Issued and outstanding, percentage			20.00%
Decarbonization Plus Acquisition Corporation IV [Member] | Sponsor [Member] | Class B Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares surrendered		1,437,500